Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Health Care Portfolio

September 30, 2020

VHC-QTLY-1120
1.807727.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Biotechnology - 23.5%
Biotechnology - 23.5%
Acceleron Pharma, Inc. (a)	64,000	$7,201,920
ADC Therapeutics SA (a)(b)	116,493	3,843,104
Alnylam Pharmaceuticals, Inc. (a)	100,000	14,560,000
Aprea Therapeutics, Inc.	75,000	1,804,500
Arcutis Biotherapeutics, Inc. (a)	80,000	2,344,000
Argenx SE ADR (a)	73,600	19,321,472
Ascendis Pharma A/S sponsored ADR (a)	103,415	15,959,003
BeiGene Ltd. ADR (a)	25,000	7,161,000
Black Diamond Therapeutics, Inc. (a)	31,337	947,318
Blueprint Medicines Corp. (a)	46,000	4,264,200
Denali Therapeutics, Inc. (a)(b)	40,000	1,433,200
Exelixis, Inc. (a)	220,000	5,379,000
Fate Therapeutics, Inc. (a)	64,947	2,595,932
Forma Therapeutics Holdings, Inc.	33,000	1,644,720
Fusion Pharmaceuticals, Inc. (a)	14,200	170,684
G1 Therapeutics, Inc. (a)	100,000	1,155,000
Generation Bio Co.	17,158	503,836
Generation Bio Co. (b)	18,700	578,017
Innovent Biologics, Inc. (a)(c)	780,000	5,816,612
Insmed, Inc. (a)	169,100	5,434,874
Intercept Pharmaceuticals, Inc. (a)	30,000	1,243,800
Kura Oncology, Inc. (a)	150,000	4,596,000
Kymera Therapeutics, Inc. (a)	38,077	1,230,268
Mirati Therapeutics, Inc. (a)	7,400	1,228,770
Morphic Holding, Inc. (a)	40,900	1,118,206
Neurocrine Biosciences, Inc. (a)	140,000	13,462,400
ORIC Pharmaceuticals, Inc. (a)(b)	75,000	1,875,750
Passage Bio, Inc.	69,200	907,212
Poseida Therapeutics, Inc. (a)	27,500	243,925
Poseida Therapeutics, Inc.	166,187	1,326,671
Prelude Therapeutics, Inc.	11,800	355,534
PTC Therapeutics, Inc. (a)	55,842	2,610,614
Regeneron Pharmaceuticals, Inc. (a)	88,000	49,260,640
Relay Therapeutics, Inc. (a)	70,000	2,981,300
Repare Therapeutics, Inc.	56,500	1,738,505
Revolution Medicines, Inc.	154,000	5,359,200
Sage Therapeutics, Inc. (a)	16,500	1,008,480
Sarepta Therapeutics, Inc. (a)	86,000	12,076,980
Scholar Rock Holding Corp. (a)	17,200	304,268
Stoke Therapeutics, Inc. (a)	35,507	1,189,129
Taysha Gene Therapies, Inc.	22,600	506,240
TG Therapeutics, Inc. (a)	150,000	4,014,000
Turning Point Therapeutics, Inc. (a)	60,000	5,241,600
uniQure B.V. (a)	60,000	2,209,800
Vaxcyte, Inc.	58,900	2,908,482
Vertex Pharmaceuticals, Inc. (a)	70,000	19,048,400
Viela Bio, Inc.	128,000	3,594,240
Viking Therapeutics, Inc. (a)(b)	100,000	582,000
Xencor, Inc. (a)	140,000	5,430,600
Zentalis Pharmaceuticals, Inc. (b)	80,600	2,634,814
Zymeworks, Inc. (a)	109,407	5,096,178
		257,502,398
Health Care Equipment & Supplies - 22.2%
Health Care Equipment - 22.2%
Atricure, Inc. (a)	115,000	4,588,500
Becton, Dickinson & Co.	155,000	36,065,400
Boston Scientific Corp. (a)	940,000	35,917,400
Danaher Corp.	214,000	46,080,620
DexCom, Inc. (a)	12,000	4,946,760
Genmark Diagnostics, Inc. (a)	160,000	2,272,000
Hologic, Inc. (a)	154,000	10,236,380
Insulet Corp. (a)	128,000	30,283,520
Intuitive Surgical, Inc. (a)	22,500	15,964,650
Masimo Corp. (a)	60,000	14,163,600
Outset Medical, Inc.	8,500	425,000
Outset Medical, Inc.	134,417	6,048,765
Penumbra, Inc. (a)	132,000	25,658,160
Tandem Diabetes Care, Inc. (a)	95,000	10,782,500
		243,433,255
Health Care Providers & Services - 25.6%
Health Care Services - 6.8%
1Life Healthcare, Inc. (a)(b)	245,000	6,948,200
Alignment Healthcare Partners unit (d)(e)	231,050	3,207,390
Cigna Corp.	305,000	51,670,050
Oak Street Health, Inc. (a)	1,700	90,848
Oak Street Health, Inc.	266,305	12,808,205
		74,724,693
Managed Health Care - 18.8%
Anthem, Inc.	74,000	19,875,660
Centene Corp. (a)	625,000	36,456,250
Humana, Inc.	138,000	57,116,820
UnitedHealth Group, Inc.	296,500	92,439,804
		205,888,534

TOTAL HEALTH CARE PROVIDERS & SERVICES		280,613,227

Health Care Technology - 1.3%
Health Care Technology - 1.3%
Castlight Health, Inc. (a)	103,200	116,616
Castlight Health, Inc. Class B (a)	200,000	226,000
Inspire Medical Systems, Inc. (a)	82,200	10,607,910
Veeva Systems, Inc. Class A (a)	12,800	3,599,232
		14,549,758
Insurance - 0.0%
Insurance Brokers - 0.0%
GoHealth, Inc. (a)	30,000	390,750
Life Sciences Tools & Services - 4.0%
Life Sciences Tools & Services - 4.0%
10X Genomics, Inc. (a)	102,200	12,742,296
Bio-Rad Laboratories, Inc. Class A (a)	14,000	7,216,440
Bruker Corp.	289,900	11,523,525
Lonza Group AG	19,000	11,725,576
		43,207,837
Pharmaceuticals - 22.2%
Pharmaceuticals - 22.2%
Arvinas Holding Co. LLC (a)	65,000	1,534,650
AstraZeneca PLC (United Kingdom)	460,000	50,261,656
Eli Lilly & Co.	330,000	48,846,600
Harmony Biosciences Holdings, Inc.	250,132	7,631,527
IMARA, Inc.	25,000	508,500
MyoKardia, Inc. (a)	90,100	12,283,333
Nektar Therapeutics (a)(b)	260,000	4,313,400
Pliant Therapeutics, Inc.	115,800	2,622,870
Roche Holding AG (participation certificate)	190,000	65,082,706
Royalty Pharma PLC (d)(e)	1,529	0
Royalty Pharma PLC	70,000	2,944,900
Royalty Pharma PLC	196,040	7,835,033
Sanofi SA	314,000	31,466,519
Theravance Biopharma, Inc. (a)	160,000	2,365,600
UCB SA	44,000	5,004,017
		242,701,311
Professional Services - 0.4%
Research & Consulting Services - 0.4%
Clarivate Analytics PLC (a)	130,000	4,028,700
Software - 0.5%
Application Software - 0.5%
Nuance Communications, Inc. (a)	175,000	5,808,250
TOTAL COMMON STOCKS
(Cost $726,146,136)		1,092,235,486

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.10% (f)	3,205,383	3,206,024
Fidelity Securities Lending Cash Central Fund 0.10% (f)(g)	11,286,970	11,288,098
TOTAL MONEY MARKET FUNDS
(Cost $14,494,122)		14,494,122
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $740,640,258)		1,106,729,608
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(11,021,428)
NET ASSETS - 100%		$1,095,708,180

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,816,612 or 0.5% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,207,390 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alignment Healthcare Partners unit	2/28/20	$2,800,006
Royalty Pharma PLC	5/21/15	$180,269

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$51,589
Fidelity Securities Lending Cash Central Fund	461,553
Total	$513,142

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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